Assets under construction - Performance guarantees (Details) R in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)
Assets Under Construction [Line Items]
Liability recognised		R 109,454	R 81,405	R 79,877
Lake Charles Chemicals Project | Performance Guarantee
Assets Under Construction [Line Items]
Maximum guaranteed amount		54,953
Liability recognised		R 52,155
Borrowings facility | $	$ 3,995
Loans received | $	$ 3,995